Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements [Abstract]
PARENT COMPANY ONLY FINANCIAL STATEMENTS

NOTE 20 - PARENT COMPANY ONLY FINANCIAL STATEMENTS

BALANCE SHEETS

December 31, 2011 and 2010

(Dollars in Thousands)

	2011	2010

ASSETS

Cash and cash equivalents	$4,301	$5,353
Investment in subsidiaries	51,381	49,016
Other assets	245	275

TOTAL ASSETS	$55,927	$54,644

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other liabilities	$664	$762
Shareholders’ equity:
Preferred stock - no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	10,921	10,706
Common stock and additional paid in capital - no par value
Authorized 18,000,000 shares
Issued and outstanding - 3,419,736	43,525	43,525
Accumulated earnings (deficit)	492	(961)
Accumulated other comprehensive income	325	612

Total shareholders’ equity	55,263	53,882

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$55,927	$54,644

STATEMENTS OF OPERATIONS

Years Ended December 31, 2011, 2010, and 2009

(Dollars in Thousands)

	2011	2010	2009
INCOME:
Interest income	$3	$11	$8

Total income	3	11	8

EXPENSES:
Salaries and benefits	180	218	250
Professional service fees	245	136	196
Other	223	147	227

Total expenses	648	501	673

Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(645)	(490)	(665)

Provision for (benefit of) income taxes	(211)	—	(226)

(Loss) before equity in undistributed net income (loss) of subsidiaries	(434)	(490)	(439)

Equity in undistributed net income of subsidiaries	2,652	72	2,855

Net income (loss)	2,218	(418)	2,416

Preferred dividend and accretion of discount	766	742	509

NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$1,452	$(1,160)	$1,907

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2011, 2010, and 2009

(Dollars in Thousands)

	2011	2010	2009
Cash Flows from Operating Activities:
Net income (loss)	$2,218	$(418)	$2,416
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) loss of subsidiaries	(2,652)	(72)	(2,855)
Increase in capital from stock option compensation	—	32	60
Change in other assets	29	31	(348)
Change in other liabilities	(97)	(149)	32

Net cash (used in) operating activities	(502)	(576)	(695)

Cash Flows from Financing Activities:
Proceeds from issuance of Series A Preferred Stock and common stock warrants	—	—	11,000
Dividend on preferred stock	(551)	(550)	(307)
Payments from subsidiaries	—	—	69
Investments in subsidiaries	—	(1,000)	(3,000)

Net cash (used in) provided by financing activities	(551)	(1,550)	7,762

Net increase (decrease) in cash and cash equivalents	(1,053)	(2,126)	7,067
Cash and cash equivalents at beginning of period	5,354	7,480	413

Cash and cash equivalents at end of period	$4,301	$5,354	$7,480

SELECTED FINANCIAL DATA

(Unaudited)

(Dollars in Thousands, Except Per Share Data)

	Years Ended December 31
	2011	2010	2009	2008	2007
SELECTED FINANCIAL CONDITION DATA:
Total assets	$498,311	$478,696	$515,377	$451,431	$408,880
Loans	401,246	383,086	384,310	370,280	355,079
Securities	38,727	33,860	46,513	47,490	21,597
Deposits	404,789	386,779	421,389	371,097	320,827
Borrowings	35,997	36,069	36,140	36,210	45,949
Common shareholders’ equity	44,342	43,176	44,785	41,552	39,321
Total shareholders’ equity	55,263	53,882	55,299	41,552	39,321

SELECTED OPERATIONS DATA:
Interest income	$23,072	$22,840	$23,708	$24,562	$28,695
Interest expense	5,143	6,455	7,421	11,698	(15,278)

Net interest income	17,929	16,385	16,287	12,864	13,417
Provision for loan losses	2,300	6,500	3,700	2,300	400
Net security gains (losses)	(1)	215	1,471	64	(1)
Other income	3,657	2,580	3,280	4,589	2,007
Other expenses	(15,969)	(16,598)	(13,802)	(12,558)	(12,100)

Income (loss) before income taxes	3,316	(3,918)	3,536	2,659	2,923
Provision (credit) for income taxes	1,098	(3,500)	1,120	787	(7,240)

Net income (loss)	2,218	(418)	2,416	1,872	10,163
Preferred dividend and accretion of discount	766	742	509	—	—

Net income available to common shareholders	$1,452	$(1,160)	$1,907	$1,872	$10,163

PER SHARE DATA:
Earnings (loss) - Basic	$.42	$(.34)	$.56	$.55	$2.96
Earnings (loss) - Diluted	.41	(.34)	.56	.55	2.96
Cash dividends declared	—	—	—	—	—
Book value	12.97	12.63	13.10	12.15	11.47
Market value - closing price at year end	5.42	4.58	4.64	4.40	8.98

FINANCIAL RATIOS:
Return on average common equity	3.30%	(2.64)%	4.42%	4.61%	31.05%
Return on average total equity	2.66	(2.06)	3.77	4.61	31.05
Return on average assets	.30	(.23)	.39	.44	2.59
Dividend payout ratio	N/A	N/A	N/A	N/A	N/A
Average equity to average assets	11.15	11.17	10.24	9.55	8.34
Efficiency ratio	69.56	72.57	72.24	85.51	79.46
Net interest margin	4.06	3.66	3.59	3.23	3.60

SUMMARY QUARTERLY FINANCIAL INFORMATION

(Unaudited)

(Dollars in Thousands, Except per Share Data)

	FOR THE QUARTER ENDED				FOR THE QUARTER ENDED
	2011				2010
	12/31	9/30	6/30	3/31	12/31	9/30	6/30	3/31
BALANCE SHEET

Total loans	$401,246	$391,903	$394,812	$374,609	$383,086	$382,727	$384,839	$377,311
Allowance for loan losses	(5,251)	(5,838)	(6,155)	(6,184)	(6,613)	(5,437)	(6,371)	(4,737)
Total loans, net	395,995	386,065	388,657	368,425	376,473	377,290	378,468	372,574
Intangible assets	—	—	—	—	—	—	—	—
Total assets	498,311	498,598	492,373	492,790	478,696	499,006	500,774	502,427
Core deposits	348,724	346,843	329,958	315,638	290,614	287,055	271,026	236,227
Noncore deposits (1)	56,065	58,215	69,709	85,145	96,165	117,469	134,758	168,985
Total deposits	404,789	405,058	399,667	400,783	386,779	404,524	405,784	405,212
Total borrowings	35,997	35,997	36,069	36,069	36,069	36,069	36,140	36,140
Total shareholders’ equity	55,263	55,479	54,784	54,097	53,882	55,987	56,231	58,722
Total shares outstanding	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736	3,419,736

AVERAGE BALANCE SHEET

Total loans	$396,197	$397,665	$378,250	$380,066	$385,296	$385,268	$382,169	$384,640
Allowance for loan losses	(5,251)	(6,070)	(6,371)	(6,687)	(5,816)	(6,094)	(5,159)	(5,073)
Total loans, net	390,946	391,595	371,879	373,379	379,480	379,174	377,010	379,567
Intangible assets	—	—	—	—	—	—	—	—
Total assets	487,304	497,333	494,481	478,861	488,320	512,335	502,942	508,495
Core deposits	347,700	342,294	322,119	298,241	286,807	285,697	255,023	221,284
Noncore deposits (1)	43,241	61,663	82,430	88,502	106,459	131,150	150,426	192,613
Total deposits	390,941	403,957	404,549	386,743	393,266	416,847	405,449	413,897
Total borrowings	38,117	36,045	36,069	36,609	36,069	36,115	36,140	36,140
Total shareholders’ equity	55,219	54,998	54,138	53,870	55,015	56,668	57,889	55,109

ASSET QUALITY RATIOS

Nonperforming loans/total loans	1.99%	2.47%	2.39%	2.47%	2.76%	2.94%	2.87%	2.62%
Nonperforming assets/total assets	2.24	2.99	2.89	2.99	3.37	3.41	3.34	3.51
Allowance for loan losses/total loans	1.18	1.49	1.56	1.49	1.73	1.42	1.66	1.26
Allowance for loan losses/nonperforming loans	65.69	60.35	65.19	60.35	62.61	48.34	57.69	47.87
Net charge-offs/average loans	.48	.18	.17	.11	.16	.50	.31	.36
Texas Ratio (2)	18.43	24.28	23.38	24.28	26.66	27.68	26.71	27.76

CAPITAL ADEQUACY RATIOS

Tier 1 leverage ratio	10.08%	9.73%	9.50%	9.70%	9.25%	9.22%	9.38%	9.85%
Tier 1 capital to risk weighted assets	11.62	11.65	11.40	11.69	11.36	11.73	11.65	12.48
Total capital to risk weighted assets	12.87	12.97	12.66	12.94	12.62	12.98	12.91	13.69
Average equity/average assets	11.33	11.06	10.95	11.25	11.27	11.06	11.51	10.84
Tangible equity/tangible assets	11.33	11.06	10.95	11.25	11.27	11.06	11.51	10.84

(1)	Noncore deposits include brokered deposits and CDs greater than $100,000
(2)	Texas Ratio: Nonperforming Assets Divided by Total Equity plus Allowance for Loan Losses

SUMMARY QUARTERLY FINANCIAL INFORMATION

(Unaudited)

(Dollars in Thousands, Except per Share Data)

	FOR THE QUARTER ENDED 2011				FOR THE QUARTER ENDED 2010
	12/31	9/30	6/30	3/31	12/31	9/30	6/30	3/31

INCOME STATEMENT

Net interest income	$4,901	$4,709	$4,178	$4,141	$4,276	$4,064	$4,023	$4,022
Provision for loan losses	1,300	400	600	—	1,800	1,000	2,800	900
Net interest income after provision	3,601	4,309	3,578	4,141	2,476	3,064	1,223	3,122
Total noninterest income	725	1,006	1,348	577	747	648	593	807
Total noninterest expense	4,221	3,960	3,729	4,059	4,037	3,601	5,330	3,629
Income before taxes	105	1,355	1,197	659	(814)	111	(3,514)	300
Provision for income taxes	27	455	402	214	1,093	30	(1,212)	(3,411)

Net income	78	900	795	445	(1,907)	81	(2,302)	3,711
Preferred dividend and accretion of discount	192	193	192	189	185	185	186	185
Net income available to common shareholders	$(114)	$707	$603	$256	$(2,092)	$(104)	$(2,488)	$3,526

PER SHARE DATA

Earnings (loss) - basic	$(.03)	$.21	$.18	$.07	$(.61)	$(.03)	$(.73)	$1.03
Earnings (loss) - diluted	(.03)	.20	.17	.07	(.61)	(.03)	(.73)	1.03
Book value	12.97	13.05	12.86	12.67	12.63	13.26	13.34	14.08
Market value	5.42	5.46	6.00	6.02	4.58	5.10	6.50	4.72

PROFITABILITY RATIOS

Return on average assets	(.09)%	.56%	.49%	.22%	(1.70)%	(.08)%	(1.98)%	2.81%
Return on average common equity	(1.02)	6.35	5.58	2.35	(18.76)	(.91)	(21.28)	(30.77)
Return on average total equity	(.82)	5.10	4.47	1.93	(15.09)	(.73)	(17.24)	25.95
Net interest margin	4.38	4.14	3.79	3.92	3.88	3.69	3.56	3.51
Efficiency ratio	69.04	67.39	67.84	75.73	65.05	75.98	76.04	78.12
Average loans/average deposits	101.34	96.96	96.19	98.27	97.97	92.42	94.26	92.93

MARKET INFORMATION

(Unaudited)

The Corporation’s common stock is traded on the NASDAQ Capital Market under the symbol MFNC. The following table sets forth the range of high and low trading prices of the Corporation’s common stock from January 1, 2010 through December 31, 2011, as reported by NASDAQ.

	For the Quarter Ended
2011	March 31	June 30	September 30	December 31
High	$6.52	$6.20	$7.01	$5.94
Low	4.58	4.85	4.96	4.63
Close	6.02	6.00	5.46	5.42
Book value	12.67	12.86	13.05	12.97

2010
High	$5.20	$7.39	$6.95	$5.28
Low	4.09	4.51	4.74	3.95
Close	4.72	6.50	5.10	4.58
Book value	14.08	13.34	13.26	12.63

The Corporation had approximately 1,200 shareholders of record as of March 30, 2012.

The holders of the Corporation’s common stock are entitled to dividends when, and if declared by the Board of Directors of the Corporation, out of funds legally available for that purpose. In determining dividends, the Board of Directors considers the earnings, capital requirements and financial condition of the Corporation and its subsidiary bank, along with other relevant factors. The Corporation’s principal source of funds for cash dividends is the dividends paid by the Bank. The ability of the Corporation and the Bank to pay dividends is subject to regulatory restrictions and requirements. The Bank currently has a negative retained earnings position which precludes payment of dividends. The Bank, in order to pay dividends, would need to eliminate the negative retained earnings position and have regulatory approval. There were no dividends declared or paid in 2009, 2010 and 2011. There were no sales of unregistered securities in 2011, nor were there any repurchases of the Corporation’s common stock in 2011.